Segmented Information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmented Information	Segmented Information
The Company's exploration and production activities are conducted in three geographic segments: North America, North Sea and Offshore Africa. These activities include the exploration, development, production, and marketing of crude oil, natural gas liquids, and natural gas. The Company's Oil Sands Mining and Upgrading activities are reported in a separate segment from exploration and production activities. Midstream and Refining activities include the Company's pipeline operations, an electricity co-generation system, and NWRP.
Segmented revenue and segmented results include transactions between business segments. Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers are based on the location of the seller.

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Segmented product sales
Crude oil and NGLs (1) (2)	$19,102	$18,740	$17,375	$325	$467	$435	$164	$434	$577
Natural gas (1)	2,287	1,415	2,375	13	7	7	30	42	51
Other income and revenue	92	6	10	—	4	—	1	4	9
Total segmented product sales	21,481	20,161	19,760	338	478	442	195	480	637
Less: royalties	(2,529)	(2,876)	(2,443)	(1)	(1)	(1)	(8)	(24)	(57)
Segmented revenue	18,952	17,285	17,317	337	477	441	187	456	580
Segmented expenses
Production	3,567	3,249	3,617	469	440	342	79	109	141
Blending and feedstock (2) (3)	4,344	4,643	4,568	—	—	—	—	—	—
Transportation (3)	2,032	1,541	1,240	10	10	7	—	1	1
Depletion, depreciation and amortization (4)	4,582	3,831	3,679	1,573	279	494	432	297	213
Asset retirement obligation accretion	221	231	234	64	65	46	9	9	8
Risk management loss (commodity derivatives)	66	7	24	—	—	—	—	—	—
Gain on acquisitions, disposition, and remeasurement	(80)	—	—	—	—	—	—	—	—
Total segmented expenses	14,732	13,502	13,362	2,116	794	889	520	416	363
Segmented earnings (loss)	$4,220	$3,783	$3,955	$(1,779)	$(317)	$(448)	$(333)	$40	$217
Non-segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management (gain) loss (other)
Foreign exchange (gain) loss
Gain from investment
Total non-segmented expenses
Earnings before taxes
Current income tax
Deferred income tax
Net earnings
(1)Product sales in the North America Exploration and Production and Oil Sands Mining and Upgrading segments originate in Canada.
(2)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(3)During 2025, the Company revised its presentation of transportation, blending and feedstock costs, showing the expenses on a disaggregated basis. The comparative periods presented have been updated to reflect the revision (note 1).
(4)Includes a $1,462 million (2024 – $160 million; 2023 – $436 million) non-cash recoverability charge for revisions to abandonment and decommissioning costs in the North Sea, a $269 million non-cash recoverability charge related to the decision to not pursue an extension of the Company's PSC for the Espoir field in Offshore Africa, and a $46 million non-cash derecognition of exploration and evaluation assets related to the decision to not pursue development of Kossipo in Offshore Africa (notes 5 and 6).
Inter-segment Elimination and Other includes internal and corporate transportation and electricity charges. Production, processing, and other purchasing and selling activities, that are not included in the preceding segments are also reported in the segmented information as Inter-segment Elimination and Other.
Operating segments have been determined based on the nature of the Company's activities and the geographic locations in which the Company operates, and are consistent with the level of information regularly provided to and reviewed by the Company's chief operating decision makers.

Oil Sands Mining and Upgrading			Midstream and Refining			Inter-segment Elimination and Other			Total
2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

$20,112	$19,263	$18,661	$91	$82	$76	$946	$98	$176	$40,740	$39,084	$37,300
—	—	—	—	—	—	120	104	142	2,450	1,568	2,575
204	16	5	670	813	926	10	14	10	977	857	960
20,316	19,279	18,666	761	895	1,002	1,076	216	328	44,167	41,509	40,835
(2,867)	(2,952)	(2,366)	—	—	—	—	—	—	(5,405)	(5,853)	(4,867)
17,449	16,327	16,300	761	895	1,002	1,076	216	328	38,762	35,656	35,968

4,693	3,921	3,989	284	315	332	63	59	59	9,155	8,093	8,480
2,218	2,462	2,253	503	669	646	1,006	157	265	8,071	7,931	7,732
684	497	310	42	16	18	(17)	(12)	(6)	2,751	2,053	1,570
2,780	2,258	2,011	17	16	16	—	—	—	9,384	6,681	6,413
86	84	78	—	—	—	—	—	—	380	389	366
—	—	—	—	—	—	—	—	—	66	7	24
(4,989)	—	—	—	—	—	—	—	—	(5,069)	—	—
5,472	9,222	8,641	846	1,016	1,012	1,052	204	318	24,738	25,154	24,585
$11,977	$7,105	$7,659	$(85)	$(121)	$(10)	$24	$12	$10	$14,024	$10,502	$11,383

									615	503	452
									180	279	491
									834	592	636
									(84)	170	(26)
									(762)	955	(279)
									—	(56)	(56)
									783	2,443	1,218
									13,241	8,059	10,165
									1,911	1,531	1,879
									510	422	53
									$10,820	$6,106	$8,233
CAPITAL EXPENDITURES (1)

	2025			2024
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America (3)	$115	$71	$186	$406	$(29)	$377
Offshore Africa	—	(46)	(46)	6	(62)	(56)
Oil Sands Mining and Upgrading	—	(13)	(13)	—	(7)	(7)
	115	12	127	412	(98)	314

Property, plant and equipment
Exploration and Production
North America (3)	4,249	(317)	3,932	5,627	(146)	5,481
North Sea	16	—	16	39	295	334
Offshore Africa	467	80	547	197	8	205
	4,732	(237)	4,495	5,863	157	6,020
Oil Sands Mining and Upgrading (3) (4)	1,844	1,381	3,225	8,104	(134)	7,970
Midstream and Refining	8	—	8	11	—	11
Head Office	92	—	92	41	—	41
	6,676	1,144	7,820	14,019	23	14,042
	$6,791	$1,156	$7,947	$14,431	$(75)	$14,356
(1)This table provides a reconciliation of capitalized costs, reported in note 5 and note 6, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.
(2)Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.
(3)Includes cash consideration paid of $320 million for exploration and evaluation assets and $2,553 million for property, plant and equipment within the North America Exploration and Production segment, and $6,175 million for property, plant and equipment within the Oil Sands Mining and Upgrading segment acquired from Chevron in 2024 (note 6).
(4)Includes the non-cash gain on remeasurement and gain on disposition related to the AOSP asset swap completed in 2025 (note 6).
SEGMENTED ASSETS

	2025	2024
Exploration and Production
North America	$33,462	$32,670
North Sea	789	702
Offshore Africa	1,398	1,412
Other	35	31
Oil Sands Mining and Upgrading	54,699	49,221
Midstream and Refining	1,142	1,099
Head Office	305	224
	$91,830	$85,359